Shareholder Report, Holdings (Details)_13	Jun. 30, 2024
Class II | JP Morgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Class II | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class II | Berkshire Hathaway, Inc. Class B [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Class II | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Class II | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class II | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Class II | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class II | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class II | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class II | Cencora, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Class II | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
Class II | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
Class II | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
Class II | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
Class II | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
Class II | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Class II | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Class II | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Class II | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class II | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Class II | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Service Class I | JP Morgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Service Class I | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Service Class I | Berkshire Hathaway, Inc. Class B [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Service Class I | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Service Class I | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Service Class I | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Service Class I | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Service Class I | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Service Class I | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Service Class I | Cencora, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Service Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
Service Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
Service Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
Service Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
Service Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
Service Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Service Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Service Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Service Class I | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Service Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Service Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%